Malta Grant (Details) - Malta Grant Agreement		9 Months Ended		12 Months Ended
	Jan. 25, 2022 EUR (€)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 25, 2022 USD ($)	Jul. 31, 2020 EUR (€)	Jul. 31, 2020 USD ($)
Malta Grant
Maximum amount grant	€ 100,000					$ 107,000	€ 200,000	$ 251,000
Requirement of initial capital amount							50,000	62,000
Reimbursement of grant for initial capital amount							50,000	62,000
Remaining reimbursement amount of grant for operating expenses incurred up to 12 Months from incorporation							€ 150,000	$ 190,000
Expenses incurred for grant		$ 0	$ 0	$ 0	$ 0
Estimated amount of grant	€ 136,568					$ 146,493
Percentage of aid intensity to cover eligible wage cost	75.00%
Amounts received from grants		$ 0		$ 0